Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Reconciliation of Goodwill
The following table presents a reconciliation of the Company’s goodwill from January 1, 2015 to December 31, 2017 (in thousands):

Consolidated
Balance as of December 31, 2014	$285,848
Goodwill allocated to dispositions of a business	(21,498)
Balance as of December 31, 2015	264,350
Goodwill allocated to dispositions of a business	(10,010)
Balance as of December 31, 2016	254,340
Goodwill allocated to dispositions of a business	—
Balance as of December 31, 2017	$254,340

Schedule of Restricted Cash and Deposits in Escrow
Restricted cash is classified within deferred costs and other assets, net in the accompanying consolidated balance sheets. Cash, cash equivalents and restricted cash consisted of the following (in thousands):

	December 31, 2017	December 31, 2016	December 31, 2015
Cash and cash equivalents	$8,798	$10,059	$21,790
Restricted cash:
Collateral deposits (1)	1,751	2,044	15,500
Tenant improvements, repairs, and leasing commissions (2)	8,257	9,739	8,362
Master Trust Release (3)	85,703	14,412	12,091
Liquidity reserve (4)	5,503	—	—
1031 Exchange proceeds, net	—	—	39,869
Other (5)	4,695	644	1,823
Total cash, cash equivalents and restricted cash	$114,707	$36,898	$99,435
(1) Funds held in lender controlled accounts generally used to meet future debt service or certain property operating expenses.
(2) Deposits held as additional collateral support by lenders to fund improvements, repairs and leasing commissions incurred to secure a new tenant.
(3) Proceeds from the sale of assets pledged as collateral under the Spirit Master Funding Program, which are held on deposit until a qualifying substitution is made or the funds are applied as prepayment of principal.
(4) Liquidity reserve cash was placed on deposit in conjunction with issuance of additional series of notes under Master Trust 2014 in December 2017 and is held until there is a cashflow shortfall as defined in the Master Trust 2014 agreements or a liquidation of Master Trust 2014 occurs. Additionally, the liquidity reserve can be released upon achieving certain performance criteria.
(5) Funds held in lender controlled accounts released after scheduled debt service requirements are met.